Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of Allocation of Plan Assets
Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2025 and March 31, 2026 are summarized in the table below.

	As of March 31, 2025						As of March 31, 2026
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	769.1	Rs.	—	Rs.	—	Rs.	840.2
Funds managed by insurance company (2)		—		15,803.1		—		—		16,703.4		—
Funds managed by trust
— Government securities		—		1,799.5		—		—		1,491.7		—
— Debenture and bonds		—		1,131.1		—		—		1,456.0		—
— Others		649.8		238.9		—		935.1		61.9		—

Total	Rs.	649.8	Rs.	18,972.6	Rs.	769.1	Rs.	935.1	Rs.	19,713.0	Rs.	840.2

							US$	10.0	US$	210.0	US$	9.0

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2025 and March 31, 2026.

	Funds managed by Insurance companies as of March 31,
	2025	2026	2026
	(In millions)
Particulars
Opening balance	Rs. 859.1	Rs. 769.1	US$	8.2
Realized interest credited to fund	70.2	59.9		0.6
Contribution during the period	88.6	191.6		2.0
Amount paid towards claim	(248.8)	(180.4)		(1.9)

Closing balance	Rs. 769.1	Rs. 840.2	US$	8.9

Gratuity
Schedule of Defined Benefit Plans Disclosures
The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s consolidated financial statements as of March 31, 2025 and March 31, 2026:

	As of March 31,
	2025	2026	2026
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs. 17,591.9	Rs. 21,377.2	US$	227.8
Service cost	3,213.5	3,717.2		39.6
Interest cost	1,313.5	1,551.2		16.5
Past service cost*	—	9,564.8		101.9
(Gains)/Losses on Curtailment	—	(223.6)		(2.4)
Actuarial(gains)/ losses	611.7	(1,273.0)		(13.6)
Benefits paid	(1,353.4)	(1,216.1)		(13.0)

Projected benefit obligation, end of the period	21,377.2	33,497.7		356.8

Change in plan assets:
Fair value of plan assets, beginning of the period	18,951.8	20,230.0		215.6
Expected return on plan assets	1,283.4	1,340.3		14.3
Actuarial gains/(losses)	237.5	(1,234.9)		(13.2)

Actual return on plan assets	1,520.9	105.4		1.1
Employer contributions	1,010.2	1,988.4		21.2

Benefits paid	(1,252.9)	(1,063.5)		(11.3)

Fair value of plan assets, end of the period	20,230.0	21,260.3		226.6

Funded Status	Rs. (1,147.2)	Rs. (12,237.4)	US$	(130.2)

*
On November 21, 2025, the Government of India notified four labour codes - the Code on Wages, 2019, the Industrial Relations Code, 2020, the Code on Social Security, 2020, and the Occupational Safety, Health and Working Conditions Code, 2020, collectively referred to as the ‘New Labour Codes’. The financial impact arising from these regulatory changes has been accounted for.

Schedule of Net Benefit Costs
Net gratuity cost for the years ended March 31, 2024, March 31, 2025 and March 31, 2026 comprised the following components:

	Fiscal years ended March 31,
	2024		2025	2026	2026
	(In millions)
Service cost	Rs.	1,968.8	Rs. 3,213.5	Rs. 3,717.2	US$ 39.6
Interest cost		981.3	1,313.5	1,551.2	16.5
Past service cost amortized		—	—	1,114.9	11.9
(Gains)/Losses on Curtailment		—	—	(223.6)	(2.4)
Expected return on plan assets		(1,036.1)	(1,283.4)	(1,340.3)	(14.3)
Actuarial (gains)/losses		(3,196.5)	374.2	(38.1)	(0.4)

Net gratuity cost	Rs.	(1,282.5)	Rs. 3,617.8	Rs. 4,781.3	US$ 50.9

Schedule of Assumptions Used
The assumptions used in accounting for the gratuity plan are set out below:

Fiscal years ended March 31,
	2024	2025	2026
(% per annum)
Discount rate(*)	7.2 - 8.3	6.5-8.1	6.9-8.5
Rate of increase in compensation levels of covered employees	3.0-15.0	4.0-14.0	4.0-13.0
Rate of return on plan assets	6.5-7.4	6.5-7.0	5.7-8.5
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table

(*)	Weighted average assumptions are used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments
The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Fiscal years ending March 31,	Benefit payments
(In millions)
2027	Rs. 4,658.1
2028	4,056.4
2029	3,948.7
2030	3,803.7
2031	3,504.3
2032 - 2036	15,685.9

Schedule of Allocation of Plan Assets
As of March 31, 2026, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2026
	Funds managed by insurance company (1)(*)	Funds managed by insurance company (2)(*)	Funds managed by trust
Government securities	70.1%	24.7%	34.6%
Debenture and bonds	6.8%	31.7%	38.5%
Equity securities	10.6%	38.2%	7.3%
Other	12.5%	5.4%	19.6%

Total	100.0%	100.0%	100.0%

(*)	The data pertaining to plan investment assets measured at fair value by level and in total as of March 31, 2026 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures
The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s consolidated financial statements as of March 31, 2025 and March 31, 2026:

	As of March 31,
	2025	2026	2026
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs. 987.3	Rs. 1,250.3	US$	13.3
Past service cost*	—	31.2		0.3
Service cost	28.4	86.6		0.9
Interest cost	71.6	—		—
Actuarial (gains)/losses	274.7	(70.2)		(0.7)
Benefits paid	(111.7)	(87.8)		(0.9)

Projected benefit obligation, end of the period	1,250.3	1,210.1		12.9

Fair value of plan assets, beginning of the period	161.5	161.5		1.7
Expected return on plan assets	10.5	12.7		0.1

Actuarial gains/(losses)	1.3	(3.7)		—

Actual return on plan assets	11.8	9.0		0.1
Employer contributions	99.9	145.3		1.5

Benefits paid	(111.7)	(87.8)		(0.9)

Fair value of plan assets, end of the period	161.5	228.0		2.4

Funded Status	Rs. (1,088.8)	Rs. (982.1)	US$	(10.5)

Schedule of Net Benefit Costs
Net pension cost for the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026 comprised the following components:

	As of March 31,
	2024	2025	2026	2026
	(In millions)
Service cost	Rs. 16.0	Rs. 28.4	Rs. 31.2	US$	0.3
Interest cost	76.4	71.6	86.6		0.9
Expected return on plan assets	(6.5)	(10.5)	(12.7)		(0.1)
Actuarial (gains)/losses	(33.4)	273.4	(66.5)		(0.7)

Net pension cost	Rs. 52.5	Rs. 362.9	Rs. 38.6	US$	0.4

Schedule of Assumptions Used
The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2024	2025	2026
	(% per annum)
Discount rate(*)	7.7	7.2	7.7
Rate of increase in compensation levels of covered employees	7.0	7.0	7.0
Rate of return on plan assets	6.5	6.5	6.5
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table.

(*)	Weighted average assumptions are used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments
The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Fiscal years ending March 31,	Benefit payments
(In millions)
2027	Rs. 109.0
2028	114.5
2029	142.0
2030	168.0
2031	161.9
2032-2036	870.2

Schedule of Allocation of Plan Assets	The weighted-average asset allocation of such plan assets for the pension benefits as of March 31, 2026 is as follows:

Asset category	Funds managed by trust
Government securities	88.6%
Debenture and bonds	11.4%
Other	—

Total	100.0%